UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check Here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kit Cole Investment Advisory Services
Address:	851 Irwin Street, Suite 301
		San Rafael, CA  94901

13F File Number: 028-05287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Schrock
Title:		Compliance Officer
Phone:		415-457-9000
Signature, Place and Date of Signing:

	Elizabeth Schrock	San Rafael, California 	February 14, 2001

Report Type (check only one):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None.

Form 13F Information Table Entry Total:	39

Form13F Information Table Value Total:	$106,025



List of Other Included Managers:		None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Kit Cole Investment Advisory Services
4Q00 13F Information Table









Name of Issuer
Title of
Cusip
Mkt Value
Shares
SH/
Investment
Other
Voting

Class

(x $1000)

PRN
Discretion
Managers
Discretion









Abgenix, Inc.
COM
00339b107
4,199
71100
SH
SOLE
NONE
SOLE
Adobe Systems
COM
00724f101
6,418
110300
SH
SOLE
NONE
SOLE
AOL Time Warner
COM
02364j104
1,310
37635
SH
SOLE
NONE
SOLE
Ariba, Inc.
COM
04033v104
1,425
26575
SH
SOLE
NONE
SOLE
Baxter International
COM
71813109
2,570
29100
SH
SOLE
NONE
SOLE
Boeing Corp.
COM
97023105
2,303
34893
SH
SOLE
NONE
SOLE
Brocade Comm.
COM
111621108
1,306
14225
SH
SOLE
NONE
SOLE
Ciena Corporation
COM
171779101
1,298
15950
SH
SOLE
NONE
SOLE
E. Piphany, Inc.
COM
26881v100
2,944
54575
SH
SOLE
NONE
SOLE
Exodus Communications
COM
302088109
1,733
86650
SH
SOLE
NONE
SOLE
General Electric
COM
369604103
6,554
136726
SH
SOLE
NONE
SOLE
Goldman Sachs
COM
38141g104
3,355
31375
SH
SOLE
NONE
SOLE
HCA Healthcare
COM
404119109
3,340
75900
SH
SOLE
NONE
SOLE
Home Depot
COM
437076102
1,910
41800
SH
SOLE
NONE
SOLE
Household International
COM
441815107
2,760
50175
SH
SOLE
NONE
SOLE
Human Genome
COM
444903108
3,301
47625
SH
SOLE
NONE
SOLE
Inhale Thera
COM
457191104
3,957
78350
SH
SOLE
NONE
SOLE
Inktomi Corp.
COM
457277101
347
19425
SH
SOLE
NONE
SOLE
Intuit Inc.
COM
461202103
782
19825
SH
SOLE
NONE
SOLE
JDS Uniphase Corp.
COM
46612j101
1,153
27663
SH
SOLE
NONE
SOLE
Jabil Circuit
COM
466313103
1,218
48000
SH
SOLE
NONE
SOLE
Juniper Networks, Inc.
COM
48203r104
1,472
11675
SH
SOLE
NONE
SOLE
Micromuse, Inc.
COM
595094103
6,893
114200
SH
SOLE
NONE
SOLE
Millennium Pharm
COM
599902103
4,206
67975
SH
SOLE
NONE
SOLE
Network Appliance
COM
64120l104
893
13909
SH
SOLE
NONE
SOLE
Palm, Inc.
COM
696642107
778
27475
SH
SOLE
NONE
SOLE
Price/Costco Inc
COM
22160q102
3,333
83450
SH
SOLE
NONE
SOLE
Providian Financial
COM
74406a102
3,559
61900
SH
SOLE
NONE
SOLE
Pulte Corporation
COM
745867101
1,788
42375
SH
SOLE
NONE
SOLE
Retek Inc.
COM
76128q109
1,117
45825
SH
SOLE
NONE
SOLE
Sanmina Corp.
COM
800907107
950
12400
SH
SOLE
NONE
SOLE
Sun Microsystems
COM
866810104
3,695
132560
SH
SOLE
NONE
SOLE
SuperGen Inc.
COM
868059106
305
22000
SH
SOLE
NONE
SOLE
Tenet Healthcare
COM
88033G100
3,509
96475
SH
SOLE
NONE
SOLE
United HealthCare
COM
91324P102
3,422
34650
SH
SOLE
NONE
SOLE
Wal-Mart Stores
COM
931142103
3,088
58125
SH
SOLE
NONE
SOLE
Washington Mutual
COM
939322103
5,631
106125
SH
SOLE
NONE
SOLE
WellPoint Health
COM
94973h108
6,074
52700
SH
SOLE
NONE
SOLE
i2 Technologies
COM
465754109
1,129
20760
SH
SOLE
NONE
SOLE



106,025